Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Common Shares	Reserves	Accumulated other comprehensive (loss) income	Retained earnings
Beginning balance (in shares) (Previously stated) at Dec. 31, 2021		301,324,604
Beginning balance (in shares) at Dec. 31, 2021		301,324,604
Beginning balance (Previously stated) at Dec. 31, 2021	$ 2,585,345	$ 2,006,777	$ 47,038	$ 84,939	$ 446,591
Beginning balance (Adjustment on initial application of IAS 12 amendments) at Dec. 31, 2021	(1,304)				(1,304)
Beginning balance at Dec. 31, 2021	2,584,041	$ 2,006,777	47,038	84,939	445,287
Shares issued in public offerings (in shares)		2,281,402
Shares issued in public offerings	7,995	$ 7,995
Shares issued on exercise of warrants and stock options, and settlement of restricted share units (in shares)		3,759,582
Shares issued on exercise of warrants and stock options, and settlement of restricted share units	12,091	$ 21,978	(9,887)
Share-based compensation	4,469		4,469
Share issue costs	(776)	$ (776)
Dispositions of marketable securities	0			12,998	(12,998)
Net income (loss) and total comprehensive (loss) income	(256,040)			(150,013)	(106,027)
Ending Balance (in shares) at Dec. 31, 2022		307,365,588
Ending Balance at Dec. 31, 2022	2,351,780	$ 2,035,974	41,620	(52,076)	326,262
Equity component of convertible notes issued	31,688		31,688
Shares issued in public offerings (in shares)		9,338,158
Shares issued in public offerings	41,825	$ 41,825
Shares issued on exercise of warrants and stock options, and settlement of restricted share units (in shares)		1,310,115
Shares issued on exercise of warrants and stock options, and settlement of restricted share units	4,926	$ 8,822	(3,896)
Share-based compensation	9,665		9,665
Share issue costs	(1,056)	$ (1,056)
Dispositions of marketable securities	0			6,597	(6,597)
Net income (loss) and total comprehensive (loss) income	3,633			(25,251)	28,884
Ending Balance (in shares) at Dec. 31, 2023		318,013,861
Ending Balance at Dec. 31, 2023	$ 2,442,461	$ 2,085,565	$ 79,077	$ (70,730)	$ 348,549